REDEMPTION OF NOTES	6 Months Ended
Jun. 30, 2013
REDEMPTION OF NOTES [Abstract]
REDEMPTION OF NOTES
3.	REDEMPTION OF NOTES

a)	Redemption of 9% First Preferred Ship Mortgage Notes due 2014 (the "2014 Senior Notes")

On November 24, 2004 the Company completed a debt offering of $180,000 of 9% First Preferred Ship Mortgage Notes due 2014 (the "2014 Senior Notes"), through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S.

In the first quarter of 2005 the SEC declared effective an exchange offer filed by the Company to register substantially identical senior notes to be exchanged for the 2014 Senior Notes pursuant to a registration rights agreement, to allow the 2014 Senior Notes be eligible for trading in the public markets.

On June 10, 2013, the Company communicated to the Trustee its decision to redeem all of its 2014 Senior Notes amounting $180,000 at a redemption price of 100% plus accrued interest to the redemption date, which was July 10, 2013, in accordance with the provisions of the 2014 Senior Notes Indenture.

Also, on June 10, 2013, the Company transferred to the Trustee $182,115, which corresponds to the principal amount of all of the 2014 Senior Notes amounting $180,000 plus accrued interest to the redemption date (July 10, 2013) amounting $2,115. At June 30, 2013, the Company disclosed the amount transferred to the Trustee as current assets in the unaudited condensed consolidated balance sheet under the caption "Restricted cash to redeem 2014 Senior Notes".

Consequently, at June 30, 2013, the 2014 Senior Notes and accrued interest of $181,620 are disclosed on the Company´s unaudited condensed consolidated balance sheet as current liabilities under the caption "2014 Senior Notes and accrued interest".

At December 31, 2012, the 2014 Senior Notes are disclosed on the Company´s consolidated balance sheet as long-term financial debt.

Subsequent event

On July 10, 2013, the Company repaid $180,000 plus accrued interest to that date of its 2014 Senior Notes, and the Company expects to record, in the third quarter 2013 results, a loss on extinguishment of debt of approximately $1,700.

b)	Redemption of 7.25% Convertible Senior Notes due 2017 (the "2017 Senior Convertible Notes")

On December 23, 2010, the Company completed the sale of $80,000 aggregate principal amount of its 7.25% Convertible Senior Notes due 2017 (the "2017 Senior Convertible Notes") through a private placement to institutional investors eligible for resale under Rule 144A and Regulation S. The Convertible Notes were senior and unsecured obligations of the Company. Interest on the 2017 Senior Convertible Notes was payable semi-annually on January 15 and July 15 of each year. Unless earlier converted, redeemed or repurchased, the 2017 Senior Convertible Notes were due on January 15, 2017.

Upon a fundamental change occurring, as defined in the 2017 Senior Convertible Notes Indenture, each holder of the 2017 Senior Convertible Notes, shall have the right to require the Company to repurchase the 2017 Senior Convertible Notes in cash at a price equal to 100% of the principal amount of the 2017 Senior Convertible Notes to be repurchased, plus any accrued and unpaid interest to, but excluding, the fundamental change repurchase date.

As a result of the successful completion of the transaction with Sparrow in December 2012, a fundamental change (as defined in the Indenture) occurred on December 12, 2012, and each holder of the 2017 Senior Convertible Notes had the repurchase right described above.

On December 21, 2012, the Company commenced a tender offer to repurchase up to $80,000 of the 2017 Senior Convertible Notes at par plus accrued and unpaid interest in accordance with the fundamental change repurchase procedure as specified in the 2017 Senior Convertible Notes Indenture. The tender offer began on December 21, 2012 and expired on January 22, 2013.

As of December 31, 2012, the Company included the outstanding principal amount of the 2017 Senior Convertible Notes of $80,000 as current liabilities.

On January 23, 2013, the Company repaid $80,000 of its 2017 Senior Convertible Notes and during the six-month period ended June 30, 2013, the Company recorded a financial loss on extinguishment of debt of $2,821 which was included in the accompanying unaudited condensed consolidated statement of operations.